Available-for-sale Financial Assets - Summary of Available-for-sale Financial Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [line items]
Available-for-sale financial assets, current	$ 0	$ 0	$ 178,176
Available-for-sale financial assets, non-current	$ 139,515	4,135,207	3,615,658
Common Stock [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets, non-current		4,135,207	3,087,019
Fund [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets, current		0	178,176
Depositary Shares [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets, non-current		$ 0	$ 528,639